FINANCIAL RISK MANAGEMENT - Change from prevailing exchange rates (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Appreciation of the USD against the currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Confidence interval	10.00%
Appreciation of the USD against the currency [Member] | Canadian dollars per US dollar [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Change in net income due to appreciation	$ 81
Appreciation of the USD against the currency [Member] | Brazilian Real [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Change in net income due to appreciation	(8,275)
Appreciation of the USD against the currency [Member] | Australian Dollars [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Change in net income due to appreciation	1,709
Appreciation of the USD against the currency [Member] | Mexican pesos per US dollar [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Change in net income due to appreciation	(390)
Appreciation of the USD against the currency [Member] | Peruvian soles per US dollar [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Change in net income due to appreciation	$ 245
Depreciation of the USD against the currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Confidence interval	10.00%
Depreciation of the USD against the currency [Member] | Canadian dollars per US dollar [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Change in net income due to depreciation	$ (81)
Depreciation of the USD against the currency [Member] | Brazilian Real [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Change in net income due to depreciation	8,275
Depreciation of the USD against the currency [Member] | Australian Dollars [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Change in net income due to depreciation	(1,709)
Depreciation of the USD against the currency [Member] | Mexican pesos per US dollar [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Change in net income due to depreciation	390
Depreciation of the USD against the currency [Member] | Peruvian soles per US dollar [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Change in net income due to depreciation	$ (245)